UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21798

UTOPIA FUNDS
(Exact name of registrant as specified in charter)

111 Cass Street, Traverse City, Michigan			49684
(Address of principal executive offices)			(Zip code)

Paul Sutherland 111 Cass Street, Traverse City, Michigan 49684
(Name and address of agent for service)

Registrant’s telephone number, including area code:		231.929.4500

Date of fiscal year end:	September 30

Date of reporting period:	December 30, 2005 – March 31, 2006

Item 1. Reports to Stockholders.

UTOPIA FUNDS Good Intentions Have Power

Semi-Annual Report

MARCH 31, 2006 (Unaudited)

UTOPIA FUNDS

tabLe of contents

Letter to sharehoLders	1

Letter from the president	4

fUnd eXpenses	6

performance retUrns	7

fUnd detaiLs	8

Utopia Growth Fund	8

Utopia Core Fund	9

Utopia Core Conservative Fund	10

Utopia Yield Income Fund	11

financiaL statements	13

Schedule of Investments	13

Statements of Assets and Liabilities	35

Statements of Operations	39

Statements of Changes in Net Assets	43

Financial Highlights	47

Notes to Financial Statements	51

additionaL information	58

UTOPIA FUNDS

Letter to sharehoLders

Dear Fellow Shareholders,

It is with great pleasure that we present the inaugural Utopia Funds (“Funds”) shareholder letter for the period December 30, 2005 through March 31, 2006. The Funds launched December 30, 2005, after a grueling year of planning, preparation and good old-fashioned hard work. Because the period under review represents the first few months of portfolio building, we would like to use this letter to briefly remark on our work to date constructing the Funds, the market context during this period, and some of the commonly posed questions from our growing shareholder base. In subsequent letters, as the Funds season, we will devote more space to performance and the investment themes we are pursuing as well as additional questions frequently posed to us. Transparency and honest communication are values we are strongly committed to, and we always welcome your feedback and questions. We thank you for investing in the Funds and invite you to visit our website, www.utopiafunds.com, for periodic updates related to our investment thinking.

Paul Sutherland, CFP

Suzanne Stepan, CFA

Zach Liggett, CFA

BUILDING THE UTOPIA FUNDS FROM THE GROUND UP

Patience has been a hallmark trait of your adviser’s management of separate accounts for over twenty years, and our approach with the Funds is no different. With the green light to begin investing December 30, we began carefully building positions in the select securities we believe offer compelling value. By the period-end, approximately 30-40% of the assets in the four Funds were invested, with the balance held in interest-earning cash investments.

The invested assets span a wide and balanced range of geographies, sectors, capitalizations and asset classes. Included in the Funds’ holdings are Thailand’s leading producer of game shows, one of Japan’s largest “mega banks”, the world’s market leader in wind turbine production, the dominant U.S. provider of bankruptcy administrative software and service solutions, one of China’s leading gynecological medicine producers, and a mix of sovereign and highly-rated corporate, straight and inflation-linked debt.* The Funds also hold positions in investments designed to perform inversely to the broad U.S. market as part of our strategy to mitigate market risk.

In short, the initial construction phase of the Funds is well under way. We continue to add our high-conviction ideas, one security at a time, as prices permit. Our intent is to build and actively manage your Funds in a responsible way such that regardless of general market conditions, the Funds generate long-term absolute total return.

* Holdings information is as of March 31, 2006, and is subject to change.

THE MARKET CONTEXT

The Funds are designed with a great degree of flexibility so that we can build positions from a wide universe of investable securities. With the broad range of assets at our disposal, it is not easy to summarize the overall “market” environment. That said, what strikes us as comment-worthy was the continued, uncanny strength exhibited simultaneously by nearly every major asset class during the six months ended March 31, 2006. Double-digit total returns were seen in the small cap Russell 2000 Index (+15%), the global stock MSCI World Index (+11%), gold (+24%), the EEM emerging market ETF (+18%), and the Dow Jones Equity REIT index (14%). Crude oil and the Reuters/Jeffries commodities index threatened to break down twice, only to finish the period near their all time highs. The US dollar depreciated against the above-mentioned asset classes but held steady against its rival paper currencies. Only in fixed income land did we start to see some divergence from the broad asset inflation trend as global bond yields began to back up, pushing total returns on medium and longer-dated Treasuries into negative territory.

The strength across most asset classes came despite a continued tightening campaign by the FED, anecdotal evidence of a slowdown in the hottest U.S. real estate markets, further deterioration of the Middle East situation, and the widening of fiscal and trade deficits in the U.S. The growing disconnect between risk complacency and the reality of pending headwinds in the form of tightening monetary conditions, over-leveraged U.S. consumer and government sectors, geo-political tension, and the inevitable down-cycle in U.S. corporate profit margins merits a thoughtful, active approach to investment. The Funds are designed with this approach and we aim to utilize the flexibility within the Funds to protect and grow your assets regardless of the market context.

COMMON SHAREHOLDER QUESTIONS

How does your portfolio team generate investment ideas? We derive investment ideas from a myriad of sources. A list of long-term investment themes (for example, alternative energy technologies, Asian consumer emergence, and inflation-protection) helps guide our search for undervalued securities. Voracious reading, company visits, attendance at trade shows, and discussions with analysts, industry contacts, and other professional investors contribute to a long “watch list” of securities. We subject these ideas to rigorous in-house analysis, and only when the price is right will we convert these ideas into holdings for the Funds.

The mix of securities in the Funds seems rather eclectic. Are there common things you look for in investments? As stated in the prospectus, each Fund may invest without limit in a variety of publicly traded securities of U.S. and foreign companies, including, without limitation, common and preferred stock, sponsored or unsponsored depository receipts relating to foreign securities and securities of companies in initial public offerings, and debt instruments, including, without limitation, mortgage/asset-backed securities, corporate bonds, commercial paper, debentures and convertible debentures, and high-yield bonds (commonly referred to as “junk bonds”). There are no restrictions on the capitalization of the companies whose securities the Funds may buy. There are also no restrictions on the credit quality of the securities in which the Funds may invest and the Funds may invest in below investment grade debt securities without limits on the lowest credit quality rating (including securities in default).

Of course, finding “great” companies is only half the battle. We do not buy unless the security valuations are compelling. That is, we believe it is very important to distinguish between great companies and great stocks.

What valuation metrics do you utilize in your decision-making process? Our “tool kit” of valuation techniques is broad and includes discounted cash flow analysis, break-up analysis, historical/peer group multiple analysis, yield curve analysis and spread analysis. We have no magic formula that we apply to each investment idea, but much of our focus is on future cash flow generation and the long-term ability of a company to generate return on invested capital above its cost of capital.

How do you manage risk? Careful security selection, controlled position size and portfolio monitoring are the primary tools we use to manage risk. We scenario-test each security and the entire portfolio for a variety of possible future market conditions. Our risk management process is fully integrated into our portfolio management process as we utilize the above-mentioned tools to mitigate the two biggest threats to the absolute return goals of the Funds: large, sudden downdrafts and persistent inflation.

Letter from the president

Why would anyone invest in a brand new mutual fund? Why would anyone invest along with me, Suzanne, Zach and our colleagues who have “skin in the game” in Utopia Funds? I believe anyone who takes a good look at our prospectus, our people, our philosophy and performance will know why there’s millions of dollars already invested in our funds and why they too should consider Utopia Funds.

I started my career back in the 70’s and many of my investment heroes had mutual funds that they managed - Ken Sams, Sir John Templeton, Chuck Royce, Henry Van der EB, and Peter Lynch to name a few. All allowed the public to participate in their management without the $125,000 to $5,000,000 or so minimum that investment firms impose to make sure the clients’ investment pool is sufficiently large to minimize transaction costs, maximize the ability to diversify properly, etc.

So now with Utopia Funds, we join my heroes. Our offering’s investment style is probably most influenced by Benjamin Graham, Donald Trump, Jim Rogers, Fisher Black, Edwin LeFevre, Sir John Templeton, Henry Van der EB, and Peter Lynch. Those investors, I infer from my observations, believed that serious investing was about making money and not losing it. It was not about indexing, being passive, just owning an asset class or having the hot product. From my perspective, they wrote, spoke, and managed their portfolios like they were managing all that their clients had – every nickel.  So if stocks were expensive, then money market, convertibles or bonds were better. If US stocks were overpriced and Europe and Asia bargains, then they went there. Risk management and common sense were their guides. John Bogle’s influence can be seen in Utopia Funds’ structure. Our strict adherence to no load, (no 12b-1 fee) funds, was influenced by the writings of Bogle, academics and those who champion for the smaller investor.

I wonder what these managers, some dead, some retired, think in private about all the hype and speculation of today’s “investors” pushing to own investments at any price, MPT (Modern Portfolio Theory) driven passive asset allocation, and benchmarked indexed funds that have become so prevalent. They must wonder if anyone simply manages portfolios with long term common sense to make money and not lose it. I think Utopia Funds’ flexibility and driven devotion to consistent performance would peak my heroes’ interest.

The world has changed. When my heroes started their careers, there was no Internet; cell phones were years off; treasury inflation indexed bonds had not been invented; and a giant, robust derivatives market, index funds, and ETF’s were not available. The fee-only financial advisory business in practicality didn’t exist. Now NAPFA, the National Association of Personal Financial Advisors, champions objectivity, disclosure, integrity, honesty, confidentiality, fairness, suitability, compliance, professionalism and competence from its 1,300 members and requires them to be strictly fee-only – receiving no commissions from selling investments or products to their clients.

Many ask, what’s in our name - Utopia Funds. Quite simply, it is about doing our best - no excuses, no handicapping with benchmarks, silly pop theories or indexes to rationalize poor performance. Utopia is about striving for excellence.

From an investor’s point of view, we wanted Utopia Funds to be a good deal – no loads, no hidden 12b-1 fees, simple to understand and easy to invest in; so we have a minimum initial investment of $25 monthly, for ongoing retirement investing.

In investing, we believe there is no finish line. Life is cyclical, so most investing needs to be long term. Utopia Funds were created for long term investors. Utopia Funds were created to help investors work toward making money, not losing it. Utopia Funds were created by the great people in our organization, with a little inspiration from my heroes.

Thank you for the confidence in us you have shown by investing in Utopia Funds.

Paul H. Sutherland

my heroes

Benjamin Graham
Sir John Templeton
Fisher Black

Adam Smith
B. C. Forbes
Charles H. Dow
Bernard M. Baruch

FUND EXPENSES

				Expense Paid
		Beginning	Ending	During Period*
		Account	Account	12/30/05 to
Fund		at 12/30/05	at 3/31/06	3/31/06
Utopia Growth Fund	Actual Fund Expenses	$1,000	$1,009	$2.20
	Hypothetical Fund Expenses	$1,000	$1,021	$4.38
Utopia Core Fund	Actual Fund Expenses	$1,000	$1,006	$2.15
	Hypothetical Fund Expenses	$1,000	$1,021	$4.28
Utopia Core	Actual Fund Expenses	$1,000	$1,003	$2.10
Conservative Fund	Hypothetical Fund Expenses	$1,000	$1,021	$4.18
Utopia Yield	Actual Fund Expenses	$1,000	$1,003	$1.79
Income Fund	Hypothetical Fund Expenses	$1,000	$1,021	$3.58

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the first fiscal half-year/365 (to reflect the half-year period). The Fund’s “Actual Fund Return” information reflects the 92 day period ended March 31, 2006, due to its inception date of December 30, 2005. The annualized expense ratios of Utopia Growth, Utopia Core, Utopia Core Conservative and Utopia Yield Income Funds were 0.87%, 0.85%, 0.83%, and 0.71%, respectively. During the period, the Adviser waived fees and reimbursed expenses. The expense ratios of the Funds would have been higher had fees and expenses not been waived and reimbursed.

DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses.  The above examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 invested on December 30, 2005 and held until March 31, 2006.

Actual Expenses. The first line of the table above for each Fund provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Expenses. The second line of the table above for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only.  Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

PERFORMANCE RETURNS

Since Inception 12/30/05
Utopia Growth Fund	0.90%
Citigroup 3-Month Treasury Bill Index *	1.02%
Lipper Global Flexible Portfolio Category **	5.90%
Morningstar World Allocation Category ***	4.78%
CSFB/Tremont Hedge Fund Multi-Strategy Index ****	5.59%

Utopia Core Fund	0.60%
Citigroup 3-Month Treasury Bill Index *	1.02%
Lipper Global Flexible Portfolio Category **	5.90%
Morningstar World Allocation Category ***	4.78%
CSFB/Tremont Hedge Fund Multi-Strategy Index ****	5.59%

Utopia Core Conservative Fund	0.30%
Citigroup 3-Month Treasury Bill Index *	1.02%
Lipper Global Flexible Portfolio Category **	5.90%
Morningstar World Allocation Category ***	4.78%
CSFB/Tremont Hedge Fund Multi-Strategy Index ****	5.59%

Utopia Yield Income Fund	0.30%
Citigroup 3-Month Treasury Bill Index *	1.02%
Lipper Global Flexible Portfolio Category **	5.90%
Morningstar World Allocation Category ***	4.78%
CSFB/Tremont Hedge Fund Multi-Strategy Index ****	5.59%

Performance returns have not been annualized. During the period, the Adviser waived fees and reimbursed expenses. Performance returns would have been lower had fees and expenses not been waived and reimbursed.

*              The Citigroup 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization. The Index is unmanaged and cannot be invested in directly.

**           Composite of fund performance and includes the expenses of managing registered investment companies. Includes funds that allocate investments among various asset classes, including both domestic and foreign stocks and money market instruments, with a focus on total return. At least 25% of these funds’ portfolios is invested in securities traded outside of the United States, including shares of gold mines, gold-oriented mining finance houses, gold coins or bullion.

***         Composite of fund performance and includes the expenses of managing registered investment companies. Called the International Hybrid Category prior to June 2003. Includes funds which hold stocks, bonds and cash and invest globally, while most focus on the United States, Canada, Japan and the larger markets of Europe.

****       Includes hedge funds that allocate capital among various investment strategies and/or that employ unique investment strategies.

UTOPIA FUNDS
GROWTH FUND

FUND DETAILS

The Growth Fund is the most aggressive of the Utopia Funds and should have greater variability of returns than the other Utopia Funds. In seeking to achieve higher returns, the Fund will likely be more volatile and may be subject to greater risks than the other Utopia Funds. The Growth Fund will invest to a greater extent in equity securities than the other Utopia Funds. You may consider investing in this Fund if you have a high tolerance for risk and an investment horizon of at least ten years. For example, younger investors or long-term retirement plan investors may find the Fund’s longer term investment horizon to be a good fit for their investment programs.

Growth of $10K Chart

Please Note: Performance calculations are as of March 31, 2006. Past performance is not indicative of future results. Fund inception data is December 30, 2005. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Country Breakdown As a Percentage of Net Assets on March 31, 2006

Australia	0.3%
Belgium	0.5%
Brazil	0.3%
Canada	0.1%
China	0.0%
Denmark	0.3%
France	0.3%
Great Britain	0.2%
Hong Kong	2.9%
India	0.2%
Italy	0.7%
Japan	1.1%
Malaysia	1.8%
Netherlands	1.2%
Norway	0.8%
Singapore	1.5%
South Korea	1.4%
Spain	0.3%
Sweden	0.8%
Taiwan	0.1%
Thailand	2.8%
United States	21.6%
Total Other Assets Less Liabilities	60.8%
Total Net Assets	100.0%

CORE FUND	UTOPIA FUNDS
FUND DETAILS

The Core Fund, like the Growth Fund, is subject to greater risks to achieve potentially greater returns. However, the Core Fund seeks to be less volatile than the Growth Fund but will likely be more volatile than the Core Conservative Fund or the Yield Income Fund. The Core Fund will tend to be more diversified and will use asset allocation to seek to reduce volatility to a greater extent than the Growth Fund. The Fund is designed for investors who have less tolerance for risk than an investor in the Growth Fund and perhaps are closer to retirement or using their investment but still have at least a five-year investment horizon. You may consider investing in this Fund if you do not anticipate a near-term need – in this case, typically five years – for either the principal or the gains from your investment. This Fund is designed for investors seeking less volatility than the Growth Fund.

Growth of $10K Chart

Please Note: Performance calculations are as of March 31, 2006. Past performance is not indicative of future results. Fund inception data is December 30, 2005. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Country Breakdown As a Percentage of Net Assets on March 31, 2006

Australia	0.3%
Belgium	0.4%
Brazil	0.2%
Canada	0.1%
China	0.0%
Denmark	0.2%
France	0.2%
Great Britain	0.8%
Hong Kong	2.2%
India	0.2%
Italy	0.6%
Japan	0.9%
Malaysia	1.4%
Netherlands	1.2%
Norway	0.8%
Singapore	1.2%
South Korea	1.0%
Spain	0.2%
Sweden	0.7%
Taiwan	0.1%
Thailand	2.7%
United States	21.7%
Total Other Assets Less Liabilities	62.9%
Total Net Assets	100.0%

UTOPIA FUNDS
CORE CONSERVATIVE FUND
FUND DETAILS

The Core Conservative Fund primarily emphasizes income-oriented fixed income and equity securities, although, like the other Utopia Funds, the Adviser actively manages the Fund for long-term absolute total return. The Core Conservative Fund will invest to a greater extent in fixed income securities than the Growth Fund or the Core Fund. The Fund seeks to be less volatile than the Core Fund over a 12-month period but will likely be more volatile than the Yield Income Fund. The Fund is designed for investors with a lower tolerance for risk who still seek an investment with an objective of long-term absolute total return. You may consider investing in this Fund if you are retired, near retirement, have a lower tolerance for risk or otherwise anticipate a near-term or periodic need for either the principal or the income from your investment.

Growth of $10K Chart

Please Note: Performance calculations are as of March 31, 2006. Past performance is not indicative of future results. Fund inception data is December 30, 2005. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Country Breakdown As a Percentage of Net Assets on March 31, 2006

Australia	0.4%
Belgium	0.3%
Brazil	0.2%
Canada	0.1%
Denmark	0.1%
France	0.2%
Great Britain	0.9%
Hong Kong	1.7%
India	0.2%
Italy	0.4%
Japan	0.5%
Malaysia	0.5%
Netherlands	1.4%
Norway	0.9%
Singapore	1.0%
South Korea	0.8%
Spain	0.2%
Sweden	0.9%
Taiwan	0.1%
Thailand	2.3%
United States	20.2%
Total Other Assets Less Liabilities	66.7%
Total Net Assets	100.0%

YIELD INCOME FUND	UTOPIA FUNDS
FUND DETAILS

The Yield Income Fund seeks to have less volatility and variability of return than the other Utopia Funds. The Yield Income Fund emphasizes fixed income and income-oriented equity investments and secondarily modest or non-income producing equity investments. The Fund will invest to a lesser extent in equity securities than the other Utopia Funds. The Fund is designed for investors seeking total returns with less volatility than the other Utopia Funds. You may consider investing in this Fund if you are retired or otherwise anticipate near-term or periodic needs for either the principal or the income from your investment (for example, if you have children in or near college or are saving to buy a home).

Growth of $10K Chart

Please Note: Performance calculations are as of March 31, 2006. Past performance is not indicative of future results. Fund inception data is December 30, 2005. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Country Breakdown As a Percentage of Net Assets on March 31, 2006

Australia	0.4%
Belgium	0.2%
Brazil	0.1%
Canada	0.0%
Denmark	0.1%
France	0.4%
Great Britain	0.8%
Hong Kong	1.3%
India	0.1%
Italy	0.4%
Japan	0.4%
Malaysia	0.4%
Netherlands	1.3%
Norway	1.0%
Singapore	0.9%
South Korea	0.6%
Spain	0.1%
Sweden	0.8%
Taiwan	0.1%
Thailand	1.9%
United States	18.3%
Total Other Assets Less Liabilities	70.4%
Total Net Assets	100.0%

Financial Statements

GROWTH FUND	UTOPIA FUNDS
SCHEDULE OF INVESTMENTS
As of March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (24.4%)
Apparel (0.6%)
Ocean Sky Intl Ltd	277,298	$30,890

Banks (0.6%)
Mitsubishi UFJ Financial Group, Inc	950	14,449
Mizuho Financial Group	2	16,364
		30,813
Beverages (0.1%)
Ten Ren Tea Co Ltd	5,000	3,751

Chemicals (1.5%)
Landec Corp *	3,725	29,726
Meghmani Organics	61,000	13,590
Yip’s Chemical Hldgs	120,000	37,117
		80,433
Commercial Services (1.1%)
Bangkok Aviation	112,000	26,073
Grubb & Ellis Realty *	945	6,095
Korea Information Service Inc	1,380	26,987
		59,155
Computers (0.4%)
Lenovo Group Ltd	50,000	19,010

Distribution/Wholesale (0.4%)
China Hong Kong Photo	172,000	19,729

Diversified Financial Services (0.2%)
Kas Bank NV	500	13,330

Electrical Components & Equipment (1.0%)
FINETEC Corp	2,500	28,304
VestasWind Systems *	600	14,957
XantrexTech Inc *	1,035	7,969
		51,230
Electronics (0.2%)
iRevo Inc	3,450	11,966

	Shares	Value

Engineering & Construction (1.5%)
CH Karnchang	60,000	$16,823
Japan Airport Terminal	2,800	26,478
Road Builder Hldgs	64,200	36,779
		80,080
Entertainment (0.2%)
Major Cineplex Group	28,800	13,039

Environmental Control (0.3%)
Sinomem Technology Ltd *	32,000	17,725

Food (0.4%)
Galaxy Nutritional *	8,500	7,735
Tofutti Brands Inc *	4,606	13,404
		21,139
Holding Companies (1.1%)
Bousted Hldgs Berhad	60,800	32,851
Chuang’s China Investments Ltd	358,000	23,531
		56,382
Insurance (1.7%)
21st Century Holding Co	2,750	46,613
Financial Industries Corp *	5,030	42,755
		89,368
Internet (0.9%)
Kintera Inc *	32,475	47,739
Pacific Internet Ltd *	355	3,035
		50,774
Leisure Time (0.5%)
CA Wow Xperience *	53,762	10,580
Ducati Motor Hldg *	13,100	16,510
		27,090
Media (2.3%)
Liberty Global Inc *	3,500	69,125
Liberty Media Corp - Class A *	3,875	31,814
Workpoint Entertainment	33,000	21,858
		122,797
Metal Fabrication/Hardware (0.5%)
Wah Seong Corp Berha	47,100	26,599

	Shares	Value

Miscellaneous Manufacturers (1.3%)
Agfa Gevaert NV	1,375	$26,194
Cycle Country Accessories Corp *	6,600	22,836
EganaGoldpfeil Ltd	62,000	21,175
		70,205
Oil & Gas (1.7%)
ENI SpA	350	19,943
PetroChina Co. Ltd	10	1,049
Petroleo Brasileiro	171	14,820
Repsol YPF, S.A.	500	14,250
Statoil ASA	300	8,544
Thai Oil Public Co	10,400	17,657
Total SA	105	13,832
		90,095
Pharmaceuticals (0.6%)
Hua Han Bio-Pharmaceutical	204,000	30,498
Natrol Inc *	950	1,995
		32,493
Real Estate (0.9%)
AVJennings Homes Ltd	17,929	17,263
Cheung Kong Holdings	2,000	21,201
Hemaraj Land & Development	265,000	7,294
		45,758
REITS (0.6%)
Correctional Properties Trust	940	23,547
MCO CR-REIT	1,480	9,977
		33,524
Retail (0.5%)
Food Junction Hldgs	67,000	27,159

Semiconductors (1.0%)
Intel Corp	2,850	55,148

Software (1.5%)
EPIQ Systems Inc *	3,500	66,500
iSOFT Group	5,157	13,126
SmartPros Ltd *	800	2,680
		82,306
Telecommunications (0.3%)
Shin Corp Pub Co Ltd	16,000	15,640

	Shares	Value

Toys/Games/Hobbies (0.5%)
Action Products Intl *	11,481	$25,318

TOTAL COMMON STOCKS (Identified Cost $1,273,175)		1,302,946

INVESTMENT COMPANIES (4.9%)
Closed-end Funds (0.4%)
Ticon Property Fund	85,500	22,214

Commodity Funds (1.2%)
iShares COMEX Gold *	1,100	64,053

Equity Funds (3.3%)
ProFunds UltraShort Mid-Cap Fund	5,826	88,669
ProFunds UltraShort Small-Cap Fund	5,723	86,250
		174,919
TOTAL INVESTMENT COMPANIES (Identified Cost $265,000)		261,186

	Interest Rate	Maturity Date	Principal Amount	Value
CORPORATE BONDS (2.2%)
Banks (1.0%)
Rabobank Nederland	4.625%	05/31/2012	$30,000	51,747

Diversified Financial Services (0.9%)
General Electric Capital Corp	3.875%	05/07/2014	60,000	49,706

Insurance (0.3%)
Horace Mann	1.425%	05/14/2032	37,000	17,205

TOTAL CORPORATE BONDS (Identified Cost $119,254)				118,658

GOVERNMENT BONDS (7.7%)
Foreign Bonds & Notes (1.4%)
Norwegian Government	5.000%	05/15/2015	34,395	34,554
Swedish Government	1.000%	04/01/2012	40,330	40,597
				75,151

	Interest Rate	Maturity Date	Principal Amount	Value
U.S.Treasury Bonds & Notes (6.3%)
U.S.Treasury Inflation Indexed Note	0.875%	04/15/2010	$120,346	$113,990
U.S.Treasury Inflation Indexed Note	1.625%	01/15/2015	50,000	48,991
U.S.Treasury Inflation Indexed Bond	2.375%	01/15/2025	42,070	42,279
U.S.Treasury Inflation Indexed Bond	2.000%	01/15/2026	134,776	127,721
				332,981
TOTAL GOVERNMENT BONDS (Identified Cost $416,917)				408,132

	Interest
	Rate	Shares	Value
PREFERRED STOCKS (0.0%)**
REITS (0.0%)**
Innkeepers USA Trust	8.000%	20	496

TOTAL PREFERRED STOCKS (Identified Cost $505)			496

	Exercise Price	Expiration Date	Contracts	Value
PURCHASED CALL OPTIONS (0.0%)**
Chicago Mercantile Exchange Holdings, Inc	$500	05/20/2006	1	425

TOTAL PURCHASED CALL OPTIONS (Identified Cost $216)				425

TOTAL INVESTMENTS (39.2%) (Identified Cost $2,075,067)				2,091,843

TOTAL OTHER ASSETS LESS LIABILITIES (60.8%)				3,199,868

TOTAL NET ASSETS (100.0%)				$5,291,711

* Non Income Producing Security

** Less than 0.05%

See Notes to Financial Statements

SCHEDULE OF SECURITIES SOLD SHORT

	Shares	Value
Chicago Mercantile Exchange Holdings, Inc	(100)	(44,750)
TOTAL SECURITIES SOLD SHORT (Proceeds $43,437)		(44,750)

Country Breakdown As a Percentage of Net Assets on March 31, 2006

Australia	0.3%
Belgium	0.5%
Brazil	0.3%
Canada	0.1%
China	0.0%
Denmark	0.3%
France	0.3%
Great Britain	0.2%
Hong Kong	2.9%
India	0.2%
Italy	0.7%
Japan	1.1%
Malaysia	1.8%
Netherlands	1.2%
Norway	0.8%
Singapore	1.5%
South Korea	1.4%
Spain	0.3%
Sweden	0.8%
Taiwan	0.1%
ail and	2.8%
United States	21.6%
Total Other Assets Less Liabilities	60.8%
Total Net Assets	100.0%

CORE FUND	UTOPIA FUNDS
SCHEDULE OF INVESTMENTS
As of March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS (19.3%)
Apparel (0.5%)
Ocean Sky Intl Ltd	704,452	$78,473

Banks (0.5%)
Mitsubishi UFJ Financial Group, Inc	3,300	50,193
Mizuho Financial Group	5	40,909
		91,102
Beverages (0.1%)
Ten RenTea Co Ltd	15,000	11,253

Chemicals (1.2%)
Landec Corp *	9,700	77,406
Meghmani Organics	168,000	37,429
Yip’s Chemical Hldgs	312,000	96,506
		211,341
Commercial Services (0.9%)
Bangkok Aviation	296,500	69,024
Grubb & Ellis Realty *	3,728	24,046
Korea Information Service Inc	3,570	69,813
		162,883
Computers (0.3%)
Lenovo Group Ltd	136,000	51,707

Distribution/Wholesale (0.3%)
China Hong Kong Photo	512,000	58,728

Diversified Financial Services (0.2%)
Kas Bank NV	1,400	37,325

Electrical Components & Equipment (0.7%)
FINETEC Corp	6,475	73,307
Vestas Wind Systems *	1,200	29,913
XantrexTech Inc *	2,515	19,366
		122,586
Engineering & Construction (1.2%)
CH Karnchang	170,000	47,666
Japan Airport Terminal	7,200	68,085
Road Builder Hldgs	149,700	85,761
		201,512
Entertainment (0.3%)
Major Cineplex Group	114,100	51,657

	Shares	Value
Environmental Control (0.3%)
Sinomem Technology Ltd *	92,000	$50,958

Food (0.3%)
Tofutti Brands Inc *	15,578	45,332

Holding Companies (0.8%)
Bousted Hldgs Berhad	168,400	90,988
Chuang’s China Investments Ltd	825,000	54,226
		145,214
Insurance (1.3%)
21st Century Holding Co	7,775	131,786
Financial Industries Corp *	11,395	96,858
		228,644
Internet (0.7%)
Kintera Inc *	75,100	110,397
Pacific Internet Ltd *	1,095	9,362
		119,759
Leisure Time (0.4%)
CAWow Xperience *	149,083	29,337
Ducati Motor Hldg *	31,000	39,070
		68,407
Media (2.0%)
Liberty Global Inc *	9,600	189,600
Liberty Media Corp - Class A *	11,200	91,952
Workpoint Entertainment	90,000	59,614
		341,166
Metal Fabrication/Hardware (0.4%)
Wah Seong Corp Berha	109,000	61,557

Miscellaneous Manufacturers (0.7%)
Agfa Gevaert NV	3,550	67,629
EganaGoldpfeil Ltd	158,000	53,962
		121,591
Oil & Gas (1.6%)
ENI SpA	1,030	58,690
PetroChina Co Ltd	10	1,050
Petroleo Brasileiro	399	34,581
Repsol YPF, S.A.	1,500	42,750
Statoil ASA	1,405	40,014

	Shares	Value
Thai Oil Public Co	31,000	$52,630
Total SA	308	40,573
		270,288
Pharmaceuticals (0.3%)
Hua Han Bio-Pharmaceutical	312,000	46,644
Natrol Inc *	500	1,050
		47,694
Real Estate (0.8%)
AVJennings Homes Ltd	54,491	52,469
Cheung Kong Holdings	6,000	63,602
Hemaraj Land & Development	885,000	24,359
		140,430
REITS (0.5%)
Correctional Properties Trust	2,477	62,049
MCO CR-REIT	4,610	31,078
		93,127
Retail (0.4%)
Food Junction Hldgs	171,000	69,316

Semiconductors (1.0%)
Intel Corp	9,400	181,890

Software (1.0%)
EPIQ Systems Inc *	8,205	155,895
iSOFT Group	9,975	25,389
		181,284
Telecommunications (0.2%)
ShinCorp Pub Co Ltd	44,000	43,010

Toys/Games/Hobbies (0.4%)
Action Products Intl *	31,431	71,244

TOTAL COMMON STOCKS (Identified Cost $3,288,464)		3,359,478

INVESTMENT COMPANIES (5.1%)
Closed-end Funds (0.9%)
Salomon Bros Inflation Management Fund *	3,950	64,267
Ticon Property Fund	366,000	95,089
		159,356

	Shares	Value
Commodity Funds (1.2%)
iShares COMEX Gold *	3,500	$203,805

Equity Funds (3.0%)
ProFunds UltraShort Mid-Cap Fund	17,286	263,086
ProFunds UltraShort Small-Cap Fund	16,981	255,905
		518,991
TOTAL INVESTMENT COMPANIES (Identified Cost $893,925)		882,152

	Interest	Maturity	Principal
	Rate	Date	Amount	Value
CORPORATE BONDS (4.2%)
Banks (1.6%)
Barclays Bank PLC	4.714%	03/30/2007	$105,000	104,927
Rabobank Nederland	4.625%	05/31/2012	102,000	175,939
				280,866
Cosmetics/Personal Care (0.3%)
Proctor & Gamble	4.750%	06/15/2007	45,000	44,845

Diversified Financial Services (1.3%)
General Electric Capital Corp	3.875%	05/07/2014	220,000	182,257
Merrill Lynch & Co	5.120%	03/24/2009	45,000	44,374
				226,631
Electric (0.7%)
Pacificorp	6.375%	05/15/2008	125,000	127,804

Insurance (0.3%)
Horace Mann	1.425%	05/14/2032	128,000	59,520

TOTAL CORPORATE BONDS (Identified Cost $742,113)				739,666

GOVERNMENT BONDS (8.2%)
Foreign Bonds & Notes (1.3%)
Norwegian Government	5.000%	05/15/2015	106,146	106,637
Swedish Government	1.000%	04/01/2012	126,575	127,414
				234,051

	Interest	Maturity	Principal
	Rate	Date	Amount	Value
U.S.Treasury Bonds & Notes (6.9%)
U.S. Treasury Inflation Indexed Note	0.875%	04/15/2010	$449,991	$426,226
U.S. Treasury Inflation Indexed Note	1.625%	01/15/2015	175,000	171,468
U.S. Treasury Inflation Indexed Bond	2.375%	01/15/2025	157,763	158,545
U.S. Treasury Inflation Indexed Bond	2.000%	01/15/2026	459,236	435,198
				1,191,437
TOTAL GOVERNMENT BONDS (Identified Cost $1,456,773)				1,425,488

	Interest
	Rate	Shares	Value
PREFERRED STOCKS (0.3%)
REITS (0.3%)
Innkeepers USA Trust	8.00%	80	1,983
LaSalle Hotel	10.25%	1,700	43,724
			45,707
TOTAL PREFERRED STOCKS (Identified Cost $46,615)			45,707

	Exercise	Expiration
	Price	Date	Contracts	Value
PURCHASED CALL OPTIONS (0.0%)**
Chicago Mercantile Exchange Holdings, Inc	$500	05/20/2006	1	425

TOTAL PURCHASED CALL OPTIONS (Identified Cost $216)				425

TOTAL INVESTMENTS (37.1%) (Identified Cost $6,428,106)				6,452,916

TOTAL OTHER ASSETS LESS LIABILITIES (62.9%)				10,874,168

TOTAL NET ASSETS (100.0%)				$17,327,084

* Non Income Producing Security

** Less than 0.05%

See Notes to Financial Statements

SCHEDULE OF SECURITIES SOLD SHORT

	Shares	Value
Chicago Mercantile Exchange Holdings, Inc	(100)	$(44,750)
TOTAL SECURITIES SOLD SHORT (Proceeds $43,437)		(44,750)

Country Breakdown As a Percentage of Net Assets on March 31, 2006

Australia	0.3%
Belgium	0.4%
Brazil	0.2%
Canada	0.1%
China	0.0%
Denmark	0.2%
France	0.2%
Great Britain	0.8%
Hong Kong	2.2%
India	0.2%
Italy	0.6%
Japan	0.9%
Malaysia	1.4%
Netherlands	1.2%
Norway	0.8%
Singapore	1.2%
South Korea	1.0%
Spain	0.2%
Sweden	0.7%
Taiwan	0.1%
Thailand	2.7%
United States	21.7%
Total Other Assets Less Liabilities	62.9%
Total Net Assets	100.0%

CORE CONSERVATIVE FUND	UTOPIA FUNDS
SCHEDULE OF INVESTMENTS
As of March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS (13.0%)
Apparel (0.4%)
Ocean Sky Intl Ltd	454,261	$50,603

Banks (0.3%)
Mitsubishi UFJ Financial Group, Inc	1,600	24,336
Mizuho Financial Group	3	24,545
		48,881
Beverages (0.1%)
Ten Ren Tea Co Ltd	12,000	9,002

Chemicals (0.9%)
Landec Corp *	4,300	34,314
Meghmani Organics	123,000	27,404
Yip’s Chemical Hldgs	216,000	66,811
		128,529

Commercial Services (0.6%)
Bangkok Aviation	113,000	26,306
Grubb & Ellis Realty *	3,202	20,653
Korea Information Service Inc	2,250	44,000
		90,959
Computers (0.3%)
Lenovo Group Ltd	102,000	38,780

Distribution/Wholesale (0.3%)
China Hong Kong Photo	374,000	42,899

Diversified Financial Services (0.2%)
Kas Bank NV	1,000	26,661

Electrical Components & Equipment (0.6%)
FINETEC Corp	4,100	46,418
Vestas Wind Systems *	800	19,942
XantrexTech Inc *	1,715	13,206
		79,566
Engineering & Construction (0.7%)
CH Karnchang	130,000	36,450
Japan Airport Terminal	2,800	26,478
Road Builder Hldgs	51,200	29,332
		92,260

	Shares	Value
Entertainment (0.2%)
Major Cineplex Group	66,300	$30,016

Environmental Control (0.3%)
Sinomem Technology Ltd*	67,667	37,480

Food (0.2%)
Tofutti Brands Inc *	7,723	22,474

Holding Companies (0.6%)
Bousted Hldgs Berhad	81,800	44,197
Chuang’s China Investments Ltd	644,000	42,329
		86,526
Insurance (1.0%)
21st Century Holding Co	3,400	57,630
Financial Industries Corp *	9,093	77,291
		134,921
Internet (0.4%)
Kintera Inc *	34,150	50,201
Pacific Internet Ltd *	815	6,968
		57,169
Leisure Time (0.3%)
CAWow Xperience *	96,084	18,908
Ducati Motor Hldg *	15,000	18,905
		37,813
Media (0.8%)
Liberty Global Inc *	2,350	46,412
Liberty Media Corp - Class A *	3,265	26,806
Workpoint Entertainment	58,000	38,418
		111,636
Miscellaneous Manufacturers (0.5%)
Agfa Gevaert NV	2,250	42,863
EganaGoldpfeil Ltd	84,000	28,689
		71,552
Oil & Gas (1.4%)
ENI SpA	765	43,590
Petroleo Brasileiro	296	25,654
Repsol YPF, S.A.	875	24,938
Statoil ASA	830	23,638
Thai Oil Public Co	23,700	40,237
Total SA	247	32,537
		190,594

	Shares	Value
Pharmaceuticals (0.2%)
Hua Han Bio-Pharmaceutical	138,000	$20,631
Natrol Inc *	500	1,050
		21,681
Real Estate (0.7%)
AVJennings Homes Ltd	52,600	50,648
Cheung Kong Holdings	3,000	31,801
Hemaraj Land & Development	600,000	16,515
		98,964
REITS (0.4%)
Correctional Properties Trust	1,784	44,689
MCO CR-REIT	2,790	18,809
		63,498
Retail (0.3%)
Food Junction Hldgs	109,000	44,184

Semiconductors (0.3%)
Intel Corp	2,300	44,505

Software (0.5%)
EPIQ Systems Inc *	2,780	52,820
iSOFT Group	8,068	20,536
		73,356
Telecommunications (0.2%)
Shin Corp Pub Co Ltd	35,000	34,212

Toys/Games/Hobbies (0.3%)
Action Products Intl *	19,140	$43,338

TOTAL COMMON STOCKS (Identified Cost $1,776,072)		1,812,059

	Shares	Value
INVESTMENT COMPANIES (5.8%)
Closed-end Funds (2.7%)
MFS Intermediate Income Trust	18,255	$112,451
Salomon Bros Inflation Management Fund *	11,756	191,270
Ticon Property Fund	300,000	77,942
		381,663
Commodity Funds (1.3%)
iShares COMEX Gold*	3,075	179,057

Equity Funds (1.8%)
ProFunds UltraShort Mid-Cap Fund	8,451	128,620
ProFunds UltraShort Small-Cap Fund	8,302	125,109
		253,729
TOTAL INVESTMENT COMPANIES (Identified Cost $822,193)		814,449

	Interest	Maturity	Principal
	Rate	Date	Amount	Value
CORPORATE BONDS (4.6%)
Banks (2.0%)
Barclays Bank PLC	4.714%	03/30/2007	$105,000	104,927
Rabobank Nederland	4.625%	05/31/2012	98,000	169,040
				273,967
Diversified Financial Services (1.5%)
General Electric Capital Corp	3.875%	05/07/2014	210,000	173,973
Merrill Lynch & Co	5.120%	03/24/2009	43,000	42,401
				216,374
Electric (0.7%)
Pacificorp	6.375%	05/15/2008	100,000	102,244

Insurance (0.4%)
Horace Mann	1.425%	05/14/2032	125,000	58,125

TOTAL CORPORATE BONDS (Identified Cost $653,077)				650,710

GOVERNMENT BONDS (9.6%)
Foreign Bonds & Notes (1.7%)
Norwegian Government	5.000%	05/15/2015	105,323	105,811
Swedish Government	1.000%	04/01/2012	125,334	126,164
				231,975

	Interest	Maturity	Principal
	Rate	Date	Amount	Value
U.S. Treasury Bonds & Notes (7.9%)
U.S. Treasury Inflation Indexed Note	0.875%	04/15/2010	$434,293	$411,357
U.S. Treasury Inflation Indexed Note	1.625%	01/15/2015	150,000	146,973
U.S. Treasury Inflation Indexed Bond	2.375%	01/15/2025	131,469	132,121
U.S. Treasury Inflation Indexed Bond	2.000%	01/15/2026	439,270	416,276
				1,106,727
TOTAL GOVERNMENT BONDS (Identified Cost $1,366,965)				1,338,702

	Interest
	Rate	Shares	Value
PREFERRED STOCKS (0.3%)
REITS (0.3%)
Innkeepers USA Trust	8.000%	75	1,859
LaSalle Hotel	10.250%	1,650	42,438
			44,297

TOTAL PREFERRED STOCKS (Identified Cost $45,178)			44,297

TOTAL INVESTMENTS (33.3%) (Identified Cost $4,663,485)			4,660,217

TOTAL OTHER ASSETS LESS LIABILITIES (66.7%)			9,321,214

TOTAL NET ASSETS (100.0%)			$13,981,431

* Non Income Producing Security

See Notes to Financial Statements

Country Breakdown As a Percentage of Net Assets on March 31, 2006

Australia	0.4%
Belgium	0.3%
Brazil	0.2%
Canada	0.1%
Denmark	0.1%
France	0.2%
Great Britain	0.9%
Hong Kong	1.7%
India	0.2%
Italy	0.4%
Japan	0.5%
Malaysia	0.5%
Netherlands	1.4%
Norway	0.9%
Singapore	1.0%
South Korea	0.8%
Spain	0.2%
Sweden	0.9%
Taiwan	0.1%
Thailand	2.3%
United States	20.2%
Total Other Assets Less Liabilities	66.7%
Total Net Assets	100.0%

UTOPIA FUNDS

YIELD INCOME FUND
SCHEDULE OF INVESTMENTS
As of March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS (10.8%)
Apparel (0.4%)
Ocean Sky Intl Ltd	191,989	$21,387

Banks (0.3%)
Mitsubishi UFJ Financial Group, Inc	630	9,582
Mizuho Financial Group	1	8,182
		17,764
Beverages (0.1%)
Ten Ren Tea Co Ltd	4,000	3,001

Chemicals (0.8%)
Landec Corp *	1,225	9,776
Meghmani Organics	32,000	7,129
Yip’s Chemical Hldgs	88,000	27,219
		44,124
Commercial Services (0.6%)
Bangkok Aviation	29,000	6,751
Grubb & Ellis Realty *	1,225	7,901
Korea Information Service Inc	900	17,600
		32,252
Computers (0.2%)
Lenovo Group Ltd	36,000	13,687

Distribution/Wholesale (0.2%)
China Hong Kong Photo	106,000	12,159

Diversified Financial Services (0.1%)
Kas Bank NV	325	8,665

Electrical Components & Equipment (0.3%)
FINETEC Corp	825	9,340
Vestas Wind Systems *	200	4,986
Xantrex Tech Inc*	285	2,194
		16,520
Engineering & Construction (0.5%)
CH Karnchang	50,000	14,019
Japan Airport Terminal	800	7,565
Road Builder Hldgs	13,300	7,620
		29,204

	Shares	Value
Entertainment (0.2%)
Major Cineplex Group	29,600	$13,401

Environmental Control (0.3%)
Sinomem Technology Ltd *	27,333	15,139

Food (0.2%)
Tofutti Brands Inc *	4,293	12,493

Holding Companies (0.5%)
Bousted Hldgs Berhad	32,700	17,668
Chuang’s China Investments Ltd	173,000	11,371
		29,039
Insurance (0.9%)
21st Century Holding Co	1,050	17,798
Financial Industries Corp *	3,791	32,223
		50,021
Internet (0.3%)
Kintera Inc *	11,107	16,328
Pacific Internet Ltd *	235	2,009
		18,337
Leisure Time (0.2%)
CA Wow Xperience *	27,071	5,327
Ducati Motor Hldg *	3,000	3,781
		9,108
Media (0.6%)
Liberty Global Inc *	850	16,787
Liberty Media Corp - Class A*	1,075	8,826
Workpoint Entertainment	15,000	9,936
		35,549
Miscellaneous Manufacturers (0.3%)
Agfa Gevaert NV	625	11,906
EganaGoldpfeil Ltd	22,000	7,514
		19,420
Oil & Gas (1.5%)
ENI SpA	305	17,379
Petroleo Brasileiro	96	8,320
Repsol YPF, S.A.	275	7,837
Statoil ASA	710	20,221
Thai Oil Public Co	9,100	15,450
Total SA	158	20,813
		90,020

	Shares	Value
Pharmaceuticals (0.1%)
Hua Han Bio-Pharmaceutical	38,000	$5,681
Natrol Inc *	400	840
		6,521
Real Estate (0.7%)
AVJennings Homes Ltd	22,850	22,002
Cheung Kong Holdings	1,000	10,600
Hemaraj Land & Development	250,000	6,881
		39,483
REITS (0.5%)
Correctional Properties Trust	975	24,424
MCO CR-REIT	920	6,202
		30,626
Retail (0.2%)
Food Junction Hldgs	31,000	12,566

Semiconductors (0.2%)
Intel Corp	625	12,094

Software (0.4%)
EPIQ Systems Inc. *	855	16,245
iSOFT Group	2,400	6,109
		22,354
Telecommunications (0.1%)
Shin Corp Pub Co Ltd	9,000	8,797

Toys/Games/Hobbies (0.1%)
Action Products Intl *	3,910	$8,713

TOTAL COMMON STOCKS (Identified Cost $620,727)		632,444

	Shares	Value
INVESTMENT COMPANIES (4.9%)
Closed-end Funds (2.0%)
MFS Intermediate Income Trust	7,295	$44,937
Salomon Bros Inflation Management Fund *	2,500	40,675
Ticon Property Fund	123,000	31,957
		117,569
Commodity Funds (1.2%)
iShares COMEX Gold *	1,200	69,876

Equity Funds (1.7%)
ProFunds UltraShort Mid-Cap Fund	3,265	49,694
ProFunds UltraShort Small-Cap Fund	3,208	48,338
		98,032
TOTAL INVESTMENT COMPANIES (Identified Cost $286,994)		285,497

	Interest	Maturity	Principal
	Rate	Date	Amount	Value
CORPORATE BONDS (4.5%)
Banks (1.8%)
Barclays Bank PLC	4.714%	03/30/2007	$40,000	39,972
Rabobank Nederland	4.625%	05/31/2012	40,000	68,996
				108,968
Diversified Financial Services (1.4%)
General Electric Capital Corp	3.875%	05/07/2014	80,000	66,276
Merrill Lynch & Co	5.120%	03/24/2009	17,000	16,763
				83,039
Electric (0.9%)
Pacificorp	6.375%	05/15/2008	50,000	51,121

Insurance (0.4%)
Horace Mann	1.425%	05/14/2032	49,000	22,785

TOTAL CORPORATE BONDS (Identified Cost $266,832)				265,913

GOVERNMENT BONDS (9.1%)
Foreign Bonds & Notes (1.5%)
Norwegian Government	5.000%	05/15/2015	40,484	40,671
Swedish Government	1.000%	04/01/2012	48,396	48,717
				89,388

	Interest	Maturity	Principal
	Rate	Date	Amount	Value
U.S.Treasury Bonds & Notes (7.6%)
U.S. Treasury Inflation Indexed Note	0.875%	04/15/2010	$172,671	$163,552
U.S. Treasury Inflation Indexed Note	1.625%	01/15/2015	60,000	58,789
U.S. Treasury Inflation Indexed Bond	2.375%	01/15/2025	52,588	52,848
U.S. Treasury Inflation Indexed Bond	2.000%	01/15/2026	179,701	170,295
				445,484
TOTAL GOVERNMENT BONDS (Identified Cost $546,325)				534,872

	Interest
	Rate	Shares	Value
PREFERRED STOCKS (0.3%)

REITS (0.3%)
Innkeepers USA Trust	8.000%	25	$620
LaSalle Hotel	10.250%	650	16,718
			17,338
TOTAL PREFERRED STOCKS (Identified Cost $17,693)			17,338

TOTAL INVESTMENTS (29.6%) (Identified Cost $1,738,571)

TOTAL OTHER ASSETS LESS LIABILITIES (70.4%)			1,736,044
			4,126,114
TOTAL NET ASSETS (100.0%)			$5,862,158

* Non Income Producing Security

See Notes to Financial Statements

Country Breakdown As a Percentage of Net Assets on March 31, 2006

Australia	0.4%
Belgium	0.2%
Brazil	0.1%
Canada	0.0%
Denmark	0.1%
France	0.4%
Great Britain	0.8%
Hong Kong	1.3%
India	0.1%
Italy	0.4%
Japan	0.4%
Malaysia	0.4%
Netherlands	1.3%
Norway	1.0%
Singapore	0.9%
South Korea	0.6%
Spain	0.1%
Sweden	0.8%
Taiwan	0.1%
Thailand	1.9%
United States	18.3%
Total Other Assets Less Liabilities	70.4%
Total Net Assets	100.0%

GROWTH FUND	UTOPIA FUNDS
STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2006 (Unaudited)

Assets
Investments, at value (Cost- see below)	$2,091,843
Cash and cash equivalents	2,788,277
Foreign currency, at value (Cost $280,730)	279,593
Dividends and interest receivable	8,142
Deposit with broker for securities sold short *	303,412
Receivable due from investment adviser	16,191
Prepaid and other assets	9,182
Total Assets	5,496,640

Liabilities
Securities sold short (Proceeds $43,437)	44,750
Payable for investments purchased	137,277
Payable for investment adviser fee	2,955
Payable for trustee fees	3,353
Other payables	16,594
Total Liabilities	204,929
Net Assets	$5,291,711

Composition of Net Assets
Paid in capital	$5,271,924
Undistributed net investment income	3,627
Accumulated net realized gain/(loss) on investments transactions and foreign currency transactions	1,818
Net unrealized appreciation/(depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	14,342
Net Assets	$5,291,711

Net Asset Value Per Share
Net Assets	$5,291,711
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	524,300
Net asset value and redemption price per share	$10.09
Cost Of Investments	$2,075,067

*            The Fund may sell securities short. In anticipation of short sales, the Fund maintains a deposit account with a broker. Although the Fund had securities sold short in the amount of $44,750 as of March 31, 2006, the Fund had a deposit account in the amount of $303,412 as of that date.

See Notes to Financial Statements

UTOPIA FUNDS
CORE FUND
STATEMENT OF ASSETS AND LIABILITIES

As of March 31, 2006 (Unaudited)

Assets
Investments, at value (Cost- see below)	$6,452,916
Cash and cash equivalents	9,318,018
Foreign currency, at value (Cost $1,211,562)	1,209,042
Dividends and interest receivable	30,581
Receivable for fund shares subscribed	31,500
Deposit with broker for securities sold short *	673,684
Receivable due from investment adviser	18,819
Prepaid and other assets	9,221
Total Assets	17,743,781

Liabilities
Securities sold short (Proceeds $43,437)	44,750
Payable for investments purchased	342,970
Payable for investment adviser fee	9,817
Payable for trustee fees	2,566
Other payables	16,594
Total Liabilities	416,697
Net Assets	$17,327,084

Composition of Net Assets
Paid in capital	$17,287,042
Undistributed net investment income	13,932
Accumulated net realized gain/(loss) on investments transactions and foreign currency transactions	5,081
Net unrealized appreciation/(depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	21,029
Net Assets	$17,327,084

Net Asset Value Per Share
Net Assets	$17,327,084
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,721,985
Net asset value and redemption price per share	$10.06
Cost Of Investments	$6,428,106

*            The Fund may sell securities short. In anticipation of short sales, the Fund maintains a deposit account with a broker. Although the Fund had securities sold short in the amount of $44,750 as of March 31, 2006, the Fund had a deposit account in the amount of $673,684 as of that date.

See Notes to Financial Statements

CORE CONSERVATIVE FUND	UTOPIA FUNDS
STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2006 (Unaudited)

Assets
Investments, at value (Cost- see below)	$4,660,217
Cash and cash equivalents	7,587,366
Foreign currency, at value (Cost $1,313,901)	1,316,297
Dividends and interest receivable	27,634
Receivable for fund shares subscribed	15,000
Deposit with broker for securities sold short *	440,324
Receivable due from investment adviser	18,888
Prepaid and other assets	9,214
Total Assets	14,074,940

Liabilities
Payable for investments purchased	47,615
Payable for fund shares redeemed	17,535
Payable for investment adviser fee	9,530
Payable for trustee fees	2,235
Other payables	16,594
Total Liabilities	93,509
Net Assets	$13,981,431

Composition of Net Assets
Paid in capital	$13,969,091
Undistributed net investment income	15,307
Accumulated net realized gain/(loss) on investments transactions and foreign currency transactions	(2,142)
Net unrealized appreciation/(depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(825)
Net Assets	$13,981,431

Net Asset Value Per Share
Net Assets	$13,981,431
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,394,460
Net asset value and redemption price per share	$10.03
Cost Of Investments	$4,663,485

*            The Fund may sell securities short. In anticipation of short sales, the Fund maintains a deposit account with a broker. Although the Fund did not have securities sold short as of March 31, 2006, the Fund had a deposit account in the amount of $440,324 as of that date.

See Notes to Financial Statements

UTOPIA FUNDS
YIELD INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES

As of March 31, 2006 (Unaudited)

Assets
Investments, at value (Cost- see below)	$1,736,044
Cash and cash equivalents	3,422,502
Foreign currency, at value (Cost $526,281)	526,583
Dividends and interest receivable	11,247
Receivable for fund shares subscribed	10,000
Deposit with broker for securities sold short *	170,125
Receivable due from investment adviser	16,406
Prepaid and other assets	9,187
Total Assets	5,902,094

Liabilities
Payable for investments purchased	16,786
Payable for investment adviser fee	3,713
Payable for trustee fees	2,843
Other payables	16,594
Total Liabilities	39,936
Net Assets	$5,862,158

Composition of Net Assets
Paid in capital	$5,857,096
Undistributed net investment income	6,075
Accumulated net realized gain/(loss) on investments transactions and foreign currency transactions	1,192
Net unrealized appreciation/(depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(2,205)
Net Assets	$5,862,158

Net Asset Value Per Share
Net Assets	$5,862,158
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	584,588
Net asset value and redemption price per share	$10.03
Cost Of Investments	$1,738,571

*            The Fund may sell securities short. In anticipation of short sales, the Fund maintains a deposit account with a broker. Although the Fund did not have securities sold short as of March 31, 2006, the Fund had a deposit account in the amount of $170,125 as of that date.

See Notes to Financial Statements

GROWTH FUND	UTOPIA FUNDS
STATEMENT OF OPERATIONS

For the Period December 30, 2005 (Inception) to March 31, 2006 (Unaudited)

Investment Income
Dividends (net of foreign withholding taxes of $135)	$1,820
Interest	4,758
Total Income	6,578

Expenses
Investment adviser fee	4,265
Legal fees	4,641
Audit fees	9,064
Insurance fees	3,276
Trustee fees	7,826
Total expenses before reimbursement	29,072

Expenses reimbursed by Investment Adviser	(26,121)
Net Expenses	2,951
Net Investment Income (Loss)	3,627

Realized And Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(355)
Foreign currency transactions	2,173
Net realized gain (loss)	1,818
Net change in unrealized appreciation/(depreciation) on:
Investments	13,068
Translation of assets and liabilities denominated in foreign currencies	1,274
Net change	14,342
Net Realized And Unrealized Gain (Loss) On Investments	16,160
Net Increase / (Decrease) In Net Assets Resulting From Operations	$19,787

See Notes to Financial Statements

UTOPIA FUNDS
CORE FUND
STATEMENT OF OPERATIONS

For the Period December 30, 2005 (Inception) to March 31, 2006 (Unaudited)

Investment Income
Dividends (net of foreign withholding taxes of $424)	$5,629
Interest	18,116
Total Income	23,745

Expenses
Investment adviser fee	14,541
Legal fees	4,641
Audit fees	9,064
Insurance fees	3,276
Trustee fees	7,826
Total expenses before reimbursement	39,348

Expenses reimbursed by Investment Adviser	(29,535)
Net Expenses	9,813
Net Investment Income (Loss)	13,932

Realized And Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(174)
Foreign currency transactions	5,255
Net realized gain (loss)	5,081
Net change in unrealized appreciation/(depreciation) on:
Investments	16,904
Translation of assets and liabilities denominated in foreign currencies	4,125
Net change	21,029
Net Realized And Unrealized Gain (Loss) On Investments	26,110
Net Increase / (Decrease) In Net Assets Resulting From Operations	$40,042

See Notes to Financial Statements

CORE CONSERVATIVE FUND	UTOPIA FUNDS
STATEMENT OF OPERATIONS

For the Period December 30, 2005 (Inception) to March 31, 2006 (Unaudited)

Investment Income
Dividends (net of foreign withholding taxes of $293)	$6,235
Interest	18,599
Total Income	24,834

Expenses
Investment adviser fee	14,654
Legal fees	4,641
Audit fees	9,064
Insurance fees	2,492
Trustee fees	7,826
Total expenses before reimbursement	38,677

Expenses reimbursed by Investment Adviser	(29,150)
Net Expenses	9,527
Net Investment Income (Loss)	15,307

Realized And Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(987)
Foreign currency transactions	(1,155)
Net realized gain (loss)	(2,142)
Net change in unrealized appreciation/(depreciation) on:
Investments	(12,622)
Translation of assets and liabilities denominated in foreign currencies	11,797
Net change	(825)
Net Realized And Unrealized Gain (Loss) On Investments	(2,967)
Net Increase / (Decrease) In Net Assets Resulting From Operations	$12,340

See Notes to Financial Statements

UTOPIA FUNDS
YIELD INCOME FUND
STATEMENT OF OPERATIONS

For the Period December 30, 2005 (Inception) to March 31, 2006 (Unaudited)

Investment Income
Dividends (net of foreign withholding taxes of $116)	$2,351
Interest	7,433
Total Income	9,784

Expenses
Investment adviser fee	5,746
Legal fees	4,641
Audit fees	9,064
Insurance fees	3,276
Trustee fees	7,826
Total expenses before reimbursement	30,553

Expenses reimbursed by Investment Adviser	(26,844)
Net Expenses	3,709
Net Investment Income (Loss)	6,075

Realized And Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(459)
Foreign currency transactions	1,651
Net realized gain (loss)	1,192
Net change in unrealized appreciation/(depreciation) on:
Investments	(3,761)
Translation of assets and liabilities denominated in foreign currencies	1,556
Net change	(2,205)
Net Realized And Unrealized Gain (Loss) On Investments	(1,013)
Net Increase / (Decrease) In Net Assets Resulting From Operations	$5,062

See Notes to Financial Statements

GROWTH FUND	UTOPIA FUNDS
STATEMENT OF CHANGES IN NET ASSETS

For the Period December 30, 2005 (Inception) to March 31, 2006 (Unaudited)

Operations
Net investment income	$3,627
Net realized gain / (loss) on investments	1,818
Change in net unrealized appreciation/depreciation	14,342
Net increase in net assets resulting from operations	19,787

Beneficial Interest Transactions (See Note 2)
Shares sold	5,174,920
Shares redeemed	(2,996)
Change in net assets derived from beneficial interest transactions	5,171,924
Net Increase / (Decrease) In Net Assets	5,191,711

Net Assets
Beginning of period	100,000
End of period (including (over)/undistributed net investment income of $3,627)	$5,291,711

See Notes to Financial Statements

UTOPIA FUNDS
CORE FUND
STATEMENT OF CHANGES IN NET ASSETS

For the Period December 30, 2005 (Inception) to March 31, 2006 (Unaudited)

Operations
Net investment income	$13,932
Net realized gain / (loss) on investments	5,081
Change in net unrealized appreciation/depreciation	21,029
Net increase in net assets resulting from operations	40,042

Beneficial Interest Transactions (See Note 2)
Shares sold	17,238,258
Shares redeemed	(51,216)
Change in net assets derived from beneficial interest transactions	17,187,042
Net Increase / (Decrease) In Net Assets	17,227,084

Net Assets
Beginning of period	100,000
End of period (including (over)/undistributed net investment income of $13,932)	$17,327,084

See Notes to Financial Statements

CORE CONSERVATIVE FUND	UTOPIA FUNDS
STATEMENT OF CHANGES IN NET ASSETS

For the Period December 30, 2005 (Inception) to March 31, 2006 (Unaudited)

Operations
Net investment income	$15,307
Net realized gain / (loss) on investments	(2,142)
Change in net unrealized appreciation/depreciation	(825)
Net increase in net assets resulting from operations	12,340

Beneficial Interest Transactions (See Note 2)
Shares sold	14,057,081
Shares redeemed	(187,990)
Change in net assets derived from beneficial interest transactions	13,869,091
Net Increase / (Decrease) In Net Assets	13,881,431

Net Assets
Beginning of period	100,000
End of period (including (over)/undistributed net investment income of $15,307)	$13,981,431

See Notes to Financial Statements

UTOPIA FUNDS
YIELD INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

For the Period December 30, 2005 (Inception) to March 31, 2006 (Unaudited)

Operations
Net investment income	$6,075
Net realized gain / (loss) on investments	1,192
Change in net unrealized appreciation/depreciation	(2,205)
Net increase in net assets resulting from operations	5,062

Beneficial Interest Transactions (See Note 2)
Shares sold	5,763,596
Shares redeemed	(6,500)
Change in net assets derived from beneficial interest transactions	5,757,096
Net Increase / (Decrease) In Net Assets	5,762,158

Net Assets
Beginning of period	100,000
End of period (including (over)/undistributed net investment income of $6,075)	$5,862,158

See Notes to Financial Statements

GROWTH FUND	UTOPIA FUNDS
FINANCIAL HIGHLIGHTS

For the Period December 30, 2005 (Inception) to March 31, 2006 (Unaudited)

Selected data for a share of beneficial interest outstanding throughout the period indicated

Net asset value - beginning of the period	$10.00

Income from investment operations
Net investment income/(loss)	0.01
Net realized and unrealized gain/(loss) on investments	0.08
Total income/(loss) from investment operations	0.09
Net asset value - end of period	$10.09
Total Return (1) (2)	0.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,292
Ratio of expenses to average net assets	0.87	%*
Ratio of expenses to average net assets without fee waivers and expense reimbursements	8.62	%*
Ratio of net investment income/(loss) to average net assets	1.08	%*
Ratio of net investment income/(loss) to average net assets without fee waivers and expense reimbursements	(6.67	)%*
Portfolio turnover rate (3)	9.14%

*	Annualized.

(1)	Total returns for periods of less than one year are not annualized.

(2)	Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period.

(3)

A portfolio turnover rate is, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 30, 2005 (Inception) to March 31, 2006 were $2,089,712 and $59,534, respectively.

See Notes to Financial Statements

UTOPIA FUNDS

CORE FUND
FINANCIAL HIGHLIGHTS

For the Period December 30, 2005 (Inception) to March 31, 2006 (Unaudited)

Selected data for a share of beneficial interest outstanding throughout the period indicated

Net asset value - beginning of the period	$10.00

Income from investment operations
Net investment income/(loss)	0.01
Net realized and unrealized gain/(loss) on investments	0.05
Total income/(loss) from investment operations	0.06
Net asset value - end of period	$10.06
Total Return (1) (2)	0.60%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,327
Ratio of expenses to average net assets	0.85	%*
Ratio of expenses to average net assets without fee waivers and expense reimbursements	3.43	%*
Ratio of net investment income/(loss) to average net assets	1.21	%*
Ratio of net investment income/(loss) to average net assets without fee waivers and expense reimbursements	(1.36	)%*
Portfolio turnover rate (3)	3.61%

*	Annualized.

(1)	Total returns for periods of less than one year are not annualized.

(2)	Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period.

(3)

A portfolio turnover rate is, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 30, 2005 (inception) to March 31, 2006 were $6,452,434 and $73,637, respectively.

See Notes to Financial Statements

CORE CONSERVATIVE FUND	UTOPIA FUNDS
FINANCIAL HIGHLIGHTS

For the Period December 30, 2005 (Inception) to March 31, 2006 (Unaudited)

Selected data for a share of beneficial interest outstanding throughout the period indicated

Net asset value - beginning of the period	$10.00

Income from investment operations
Net investment income/(loss)	0.01
Net realized and unrealized gain/(loss) on investments	0.02
Total income/(loss) from investment operations	0.03
Net asset value - end of period	$10.03
Total Return (1) (2)	0.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,981
Ratio of expenses to average net assets	0.83	%*
Ratio of expenses to average net assets without fee waivers and expense reimbursements	3.37	%*
Ratio of net investment income/(loss) to average net assets	1.33	%*
Ratio of net investment income/(loss) to average net assets without fee waivers and expense reimbursements	(1.21	)%*
Portfolio turnover rate (3)	6.89%

*	Annualized.

(1)	Total returns for periods of less than one year are not annualized.

(2)	Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period.

(3)

A portfolio turnover rate is, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 30, 2005 (inception) to March 31, 2006 were $4,761,291 and $102,372, respectively.

See Notes to Financial Statements

UTOPIA FUNDS

YIELD INCOME FUND
FINANCIAL HIGHLIGHTS

For the Period December 30, 2005 (Inception) to March 31, 2006 (Unaudited)

Selected data for a share of beneficial interest outstanding throughout the period indicated

Net asset value - beginning of the period	$10.00

Income from investment operations
Net investment income/(loss)	0.01
Net realized and unrealized gain/(loss) on investments	0.02
Total income/(loss) from investment operations	0.03
Net asset value - end of period	$10.03
Total Return (1) (2)	0.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,862
Ratio of expenses to average net assets	0.71	%*
Ratio of expenses to average net assets without fee waivers and expense reimbursements	5.83	%*
Ratio of net investment income/(loss) to average net assets	1.16	%*
Ratio of net investment income/(loss) to average net assets without fee waivers and expense reimbursements	(3.96	)%*
Portfolio turnover rate (3)	11.37%

*	Annualized.

(1)	Total returns for periods of less than one year are not annualized.

(2)	Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period.

(3)

A portfolio turnover rate is, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 30, 2005 (inception) to March 31, 2006 were $1,800,937 and $64,102, respectively.

See Notes to Financial Statements

UTOPIA FUNDS
NOTES TO FINANCIAL STATEMENTS

March 31, 2006 (Unaudited)

1. ORGANIZATION

Utopia Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on May 23, 2005 as a Delaware statutory trust pursuant to a Declaration of Trust governed by the laws of the State of Delaware. The Trust currently offers shares of beneficial interest (“shares”) of the Utopia Growth Fund, Utopia Core Fund, Utopia Core Conservative Fund, and the Utopia Yield Income Fund (the “Funds”). The Funds are non-diversified with an investment objective to seek long-term absolute total return. The Declaration of Trust permits the Trustees to create additional funds and classes.

The Adviser, Financial & Investment Management Group, Ltd. (“FIM Group”), has agreed to assume all organization costs of the Trust, of which each Fund was allocated a proportionate amount, and also any offering costs.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Security Valuation: A Fund’s NAV per share is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is generally 4:00 p.m. Eastern time, on each day when the NYSE is open for trading. The Funds do not price their shares on days when the NYSE is closed for trading. When net asset value is computed, quotations of foreign securities in foreign currencies are converted into the U.S. dollar equivalents at the prevailing market rates. Trading in securities on exchanges and over-the-counter markets in Europe and Asia is normally completed at various times prior to the current closing time of the NYSE. Trading on foreign exchanges may not take place on every day that the NYSE is open. Conversely, trading in various foreign markets may take place on days when the NYSE is not open and on other days when net asset value is not calculated. Consequently, calculation of the net asset value for a Fund may not occur at the same time as determination of the most current market prices of the securities included in the calculation, and the value of the net assets held by the Fund may be significantly affected on days when shares are not available for purchase or redemption.

Domestic Equity Securities: The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

Fixed-Income Securities: Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. The value assigned to a security by a pricing service is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. There is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

Other Securities and Assets: Other securities, and all other assets, including securities for which a market price is not available or the value of which is materially affected by a valuation event which occurred prior to the time when net asset value is computed, are valued at a fair value as determined in good faith by the Board of Trustees, or under the direction of the Board of Trustees, and in accordance with the Funds’ valuation procedures or by the Funds’ pricing committee (which is comprised of employees of the Adviser) under the supervision of the Board of Trustees and in accordance with the Funds’ valuation procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

Foreign Equity Securities: Foreign equity securities are valued as of the close of trading on the primary exchange or market on which they trade. The Funds’ accounting services provider will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of regular trading on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct the accounting services provider when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sale price (or the latest bid price).

As of March 31, 2006, the Funds had balances in foreign cash accounts as follows:

Foreign Cash Accounts	Amount	Value
Growth Fund
Australian Dollars (AUD)	84,959 (AUD)	$60,822
European Union Euro (EUR)	31,040 (EUR)	37,616
Pounds Sterling (GBP)	15,229 (GBP)	26,459
Hong Kong Dollar (HKD)	480,165 (HKD)	61,884
Japanese Yen (YEN)	2,053,893 (YEN)	17,450
Malaysian Ringgit (MYR)	35,787 (MYR)	9,717
New Taiwan Dollars (NTS)	129,568 (NTS)	3,992
Norwegian Krone (NOK)	46,422 (NOK)	7,084
Singapore Dollar (SGD)	74,861 (SGD)	46,329
Swedish Krone (SEK)	16,529 (SEK)	2,122
Thailand Baht (THB)	237,851 (THB)	6,118
		$279,593

Foreign Cash Accounts	Amount	Value
Core Fund
Australian Dollars (AUD)	256,027 (AUD)	$183,290
European Union Euro (EUR)	95,214 (EUR)	115,386
Pounds Sterling (GBP)	85,874 (GBP)	149,199
Hong Kong Dollar (HKD)	956,416 (HKD)	123,263
Japanese Yen (YEN)	1,012,506 (YEN)	8,602
New Taiwan Dollars (NTS)	538,680 (NTS)	16,596
Norwegian Krone (NOK)	381,708 NOK)	58,244
Singapore Dollar (SGD)	346,297 (SGD)	214,313
Swedish Krone (SEK)	313,670 (SEK)	40,274
Thailand Baht (THB)	11,657,657 (THB)	299,875
		$1,209,042
Core Conservative Fund
Australian Dollars (AUD)	280,603 (AUD)	$200,884
European Union Euro (EUR)	135,771 (EUR)	164,535
Pounds Sterling (GBP)	99,091 (GBP)	172,161
Hong Kong Dollar (HKD)	533,756 (HKD)	68,791
Japanese Yen (YEN)	67,758 (YEN)	576
Malaysian Ringgit (MYR)	564,026 (MYR)	153,139
New Taiwan Dollars (NTS)	335,944 (NTS)	10,350
Norwegian Krone (NOK)	522,148 (NOK)	79,674
Singapore Dollar (SGD)	336,856 (SGD)	208,470
Swedish Krone (SEK)	481,136 (SEK)	61,775
Swiss Franc (CHF)	6,400 (CHF)	4,909
Thailand Baht (THB)	7,426,408 (THB)	191,033
		$1,316,297
Yield Income Fund
Australian Dollars (AUD)	118,134 (AUD)	$84,572
European Union Euro (EUR)	25,807 (EUR)	31,274
Pounds Sterling (GBP)	37,476 (GBP)	65,111
Hong Kong Dollar (HKD)	672,927 (HKD)	86,727
Japanese Yen (YEN)	4,122,407 (YEN)	35,025
Malaysian Ringgit (MYR)	230,868 (MYR)	62,683
New Taiwan Dollars (NTS)	103,652 (NTS)	3,193
Norwegian Krone (NOK)	193,225 (NOK)	29,484
Singapore Dollar (SGD)	108,290 (SGD)	67,017
South Korean Won (KRW)	1,000 (KRW)	1
Swedish Krone (SEK)	174,460 (SEK)	22,400
Swiss Franc (CHF)	1,816 (CHF)	1,393
Thailand Baht (THB)	1,465,708 (THB)	37,703
		$526,583

Futures Contracts: The Funds will use such instruments for the purpose of speculation, bona fide hedging or risk management purposes. A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Funds may buy and sell stock index futures contracts, interest rate futures contracts, currency futures and other commodity futures. The Fund may also buy or write put or call options on these futures contracts.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund periodically.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities. As of March 31, 2006, the Funds did not have any futures contracts.

Options: The Funds may write put and call options for speculative or bona fide hedging or risk management purposes. When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may also purchase put and call options. When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Swap Agreements: The Funds may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements and related caps, floors, and collars. The Funds will use such instruments for the purpose of speculation, bona fide hedging or risk management purposes. Swap agreements are two party contracts in which the parties agree to exchange the returns (or differentials in return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of particular securities or securities representing a particular index. Parties may also enter into bilateral swap agreements, which obligate one party to pay the amount of any net appreciation in a basket or index of securities while the Counterparty is obligated to pay the amount of any net depreciation. A Fund records an increase or decrease to realized gain (loss), in the amount due to or owed by the Fund at termination or settlement. As of March 31, 2006, the Funds did not have any swap agreements.

Short Sales: Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale. As of March 31, 2006, the Utopia Growth and Utopia Core Funds had securities sold short.

Securities Lending. Each Fund may seek additional income at times by lending its portfolio securities up to 33 1/3% of its total assets to broker-dealers and financial institutions provided that: (1) the loan is secured by collateral that is continuously maintained in an amount at least equal to the current market value of the securities loaned, (2) the Fund may call the loan at any time with proper notice and receive the securities loaned, (3) the Fund will continue to receive interest and/or dividends paid on the loaned securities and may simultaneously earn interest on the investment of any cash collateral and (4) the aggregate market value of all securities loaned by the Fund will not at any time exceed the maximum permitted under the 1940 Act. Collateral will normally consist of cash or cash equivalents, securities issued by the U.S. government or its agencies or instrumentalities or irrevocable letters of credit. Securities lending by a Fund involves the risk that the borrower may fail to return the loaned securities or maintain the proper amount of collateral. Therefore, a Fund will only enter into such lending after a review by the Adviser of the borrower’s financial statements, reports and other information as may be necessary to evaluate the creditworthiness of the borrower. Such reviews will be conducted on an ongoing basis as long as the loan is outstanding. As of March 31, 2006, the Funds did not have any securities on loan.

Use of Estimates: The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Federal Income Taxes: Each Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. Each Fund is not subject to income taxes to the extent such distributions are made.

Distributions to Shareholders: Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded by the Funds on the ex-dividend date.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by a Fund.

The components of distributable earnings on a tax basis will not be known until year end when classifications of distributions is known.

3. SHARES OF BENEFICIAL INTEREST

On March 31, 2006 there were an unlimited number of shares of beneficial interest, no par value, authorized for the Funds. Transactions in shares of beneficial interest were as follows:

	Growth Fund	Core Fund
	For the Period Ended	For the Period Ended
	March 31, 2006	March 31, 2006
Shares sold	524,600	1,727,100
Shares redeemed	(300)	(5,115)
Net increase / (decrease) in shares	524,300	1,721,985

	Core Conservative Fund	Yield Income Fund
	For the Period Ended	For the Period Ended
	March 31, 2006	March 31, 2006
Shares sold	1,413,203	585,237
Shares redeemed	(18,743)	(649)
Net increase / (decrease) in shares	1,394,460	584,588

4. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

At March 31, 2006, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Growth Fund	Core Fund
Gross appreciation (excess of value over tax cost)	$63,071	$164,711
Gross depreciation (excess of tax cost over value)	(46,295)	(139,901)
Net unrealized appreciation	$16,776	$24,810
Cost of investments for income tax purposes	$2,075,067	$6,428,106

	Core Conservative Fund	Yield Income Fund
Gross appreciation (excess of value over tax cost)	$101,282	$35,060
Gross depreciation (excess of tax cost over value)	(104,877)	(37,742)
Net unrealized depreciation	$(3,595)	$(2,682)
Cost of investments for income tax purposes	$4,663,812	$1,738,726

The differences between book and tax net unrealized appreciation / (depreciation) are wash sale loss deferrals.

5. INVESTMENT MANAGEMENT AGREEMENT

On September 14, 2005, the Trust’s Board of Trustees approved an Investment Management Agreement with FIM Group. The Trust has agreed to pay an annual investment management fee for the services provided and expenses assumed by the Adviser, payable on a monthly basis, equal to the annual rate of 1.32% of each of the Fund’s average daily net assets as defined in the prospectus.

Out of each Fund’s management fee, FIM Group pays all expenses of managing and operating each Fund except the fees and expenses of the Funds’ independent trustees (including attendance at mutual fund industry conferences, publications, membership fees and related expenses), Fund and independent trustees’ legal counsel, insurance for the Funds and the officers and trustees of the Funds, fees of the independent auditors, interest on borrowings and extraordinary expenses. The Adviser will voluntarily reimburse the Funds’ other expenses during the initial months of the Funds’ operations. The Adviser may terminate or reinstate these voluntary expense reimbursements at any time. FIM Group also pays any costs of unaffiliated third parties who provide recordkeeping, mutual fund supermarket and administrative services to the Fund.

6. OTHER

Board of Trustees Compensation: The Funds pay an annual fee of $24,000 to two Independent Trustees. The Independent Chairman of the Board receives annual compensation of $30,000.

One of the Trustees of the Funds, Paul H. Sutherland, is President, director and controlling shareholder of the Adviser. Under the Investment Company Act of 1940 definitions, Mr. Sutherland is considered to be an “affiliated person” of the Adviser and an “interested person” of the Adviser and of the Funds. Mr. Sutherland receives compensation from the Adviser rather than the Funds.

Shareholders individually holding more than 5% of the Funds’ outstanding shares as of March 31, 2006, represented 5.73% of Utopia Core Conservative and 6.62% of Utopia Yield Income.

UTOPIA FUNDS

ADDITIONAL INFORMATION

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Funds’ Forms
N-Q are available without a charge, upon request, by contacting Utopia Funds at 1-888-UTOPIA3 (1-888-886-7423) and on the Commission’s website at http://www.sec.gov. In addition, each Fund’s portfolio holdings as of the end of each calendar quarter will be posted on the Fund’s website, www.utopiafunds.com, on or about the 60th day after the quarter end. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 1-800-SEC-0330.

PROXY VOTING

The Funds will file a summary of proxies voted by the Funds relating to portfolio securities for the period ended June 30, 2006, and the summary will be available without a charge, upon request, by contacting Utopia Funds at 1-888-UTOPIA3 (1-888-886-7423) and on the Commission’s website at http://www.sec.gov.

UTOPIA FUNDS
NOTES

UTOPIA FUNDS Good Intentions Have Power 111 Cass Street Traverse City, Michigan 49684 1.888.UTOPIA3 (1.888.886.7423)

This report has been prepared for Utopia Funds’ shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

Funds distributed by ALPS Distributors, Inc.

Item 2.             Code of Ethics.

Not applicable to this report.

Item 3.             Audit Committee Financial Expert.

Not applicable to this report.

Item 4.             Principal Accountant Fees and Services.

Not applicable to this report.

Item 5.             Audit Committee of Listed Registrants.

Not applicable.

Item 6.             Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.       Submission of Matters to Vote of Security Holders.

Shareholders may recommend nominees to the registrant’s board of trustees by sending a resume of the candidate to the Secretary of the registrant for the attention of the Chairperson of the Nominating and Governance Committee.

Item 11.       Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended.

(b)           There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to this report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)	Not applicable.

(b)

The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UTOPIA FUNDS

By:	/s/ Paul Sutherland
Paul Sutherland
Principal Executive Officer and President
Date:	June 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on  behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul Sutherland
Paul Sutherland
Principal Executive Officer and President
Date:	June 9, 2006

By:	/s/ Jonathan Mohrhardt
Jonathan Mohrhardt
Principal Financial Officer and Treasurer
Date:	June 9, 2006